Property, plant and equipment - Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Operating lease commitments	$ 90	$ 68	$ 63
Plant and machinery
Property, plant and equipment
Operating lease commitments	22	21	20
Land and buildings
Property, plant and equipment
Operating lease commitments	51	38	34
Office equipment and vehicles
Property, plant and equipment
Operating lease commitments	$ 17	$ 9	$ 9